Deferred Revenue	12 Months Ended
Dec. 31, 2023
Deferred Revenue
Deferred Revenue

12.  Deferred Revenue

	As of December 31,
	2022	2023
	US$	US$
Deferred Revenue
-Cloud-based connectivity and basic IoT services (1)	1,375	1,122
-Membership (2)	672	—
-SaaS (3)	5,168	6,186
Total deferred revenue	7,215	7,308
(1)	Deferred cloud-based connectivity and basic IoT services related revenue

Deferred cloud-based connectivity and basic IoT services related revenue represents the Group’s provision of cloud-based connectivity obligation and basic IoT services to customers.

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Beginning balances	2,058	2,669	1,375
Deferral of revenue	2,157	872	984
Recognition of deferred revenue	(1,546)	(2,166)	(1,237)
Ending balances	2,669	1,375	1,122
(2)Deferred Revenue-Membership

Deferred Revenue-Membership represents the Group’s remaining performance obligation performed over the period of time under its 2020 Membership Program (Note 2(q)).

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Beginning balances	1,077	3,473	672
Deferral of revenue	9,259	2,442	179
Recognition of deferred revenue	(6,863)	(5,243)	(851)
Ending balances	3,473	672	—
(3)	Deferred Revenue-SaaS

Deferred Revenue-SaaS mainly represents the Group’s remaining performance obligation in providing industry SaaS services over the period of time (Note 2(q)).

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Beginning balances	1,040	3,971	5,168
Deferral of revenue	6,455	11,779	19,402
Recognition of deferred revenue	(3,524)	(10,582)	(18,384)
Ending balances	3,971	5,168	6,186